PRINCIPAL ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Dec. 31, 2015 $ / shares	Dec. 31, 2015 ¥ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 ¥ / shares	Dec. 31, 2013 $ / shares	Dec. 31, 2013 ¥ / shares
Share based compensation
Weighted average fair value per stock option on grant date (in dollars or CNY per share) | (per share)	$ 10.64	¥ 68.90		¥ 71.93		¥ 70.30
Risk-free interest rate (as a percent)					0.76%	0.76%
Risk-free interest rate, minimum (as a percent)	1.14%	1.14%	1.15%	1.15%
Risk-free interest rate, maximum (as a percent)	1.49%	1.49%	1.28%	1.28%
Expected life (years)	4 years	4 years	4 years	4 years	4 years	4 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility (as a percent)			47.00%	47.00%	49.00%	49.00%
Weighted average fair value of the common share on date of option grant	$ 31.40		$ 30.80		$ 30.14
Minimum
Share based compensation
Volatility (as a percent)	38.00%	38.00%
Maximum
Share based compensation
Volatility (as a percent)	42.00%	42.00%